Fair Value Measurements - Fair Value, assets Measured on Recurring Basis (Details)	Dec. 31, 2019 USD ($)
Level 1
Marketable securities - Medical Marijuana, Inc.	$ 2,579,640
Level 2
Marketable securities - Medical Marijuana, Inc.	0
Level 3
Marketable securities - Medical Marijuana, Inc.	0
Total Carrying Value
Marketable securities - Medical Marijuana, Inc.	$ 2,579,640